Distribution of Income from Operations by Segment (Detail) (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Income from Operations Excluding Restructuring Charges			$ 31,477
Restructuring Charges			(5,002)
Income from Operations	15,506	25,678	26,475	52,456
Clinical Research
Income from Operations Excluding Restructuring Charges			33,616
Restructuring Charges			(3,457)
Income from Operations	14,939	26,811	30,159	53,531
Central Laboratory
Income from Operations Excluding Restructuring Charges			(2,139)
Restructuring Charges			(1,545)
Income from Operations	$ 567	$ (1,133)	$ (3,684)	$ (1,075)